PHOENIX INVESTMENT PARTNERS

SEMIANNUAL REPORT


FEBRUARY 29, 2000





HOLLISTER







Phoenix-Hollister
Small Cap Value Fund

Phoenix-Hollister
Value Equity Fund

[LOGO]
PHOENIX
INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Hollister Small Cap Value Fund and the Phoenix-Hollister Value Equity Fund for the six months ended February 29, 2000.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

MARCH 22, 2000

             Mutual Funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix-Hollister Small Cap Value Fund

                        INVESTMENTS AT FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                  SHARES      VALUE
                                                 --------  -----------
COMMON STOCKS--89.6%

BANKS (REGIONAL)--1.3%
Cullen/Frost Bankers, Inc..................        55,000  $ 1,182,500
BUILDING MATERIALS--1.0%
Owens Corning..............................        65,000      942,500

CHEMICALS (SPECIALTY)--2.0%
Fuller (H.B.) Co...........................        29,000    1,779,875

COMMUNICATIONS EQUIPMENT--7.7%
Brooktrout, Inc.(b)........................        98,000    4,704,000
L-3 Communications Holdings, Inc.(b).......        53,000    2,255,812
                                                           -----------
                                                             6,959,812
                                                           -----------

COMPUTERS (HARDWARE)--3.8%
Computer Network Technology Corp.(b).......        40,000    1,002,500
Gadzoox Networks, Inc.(b)..................        37,000    2,451,250
                                                           -----------
                                                             3,453,750
                                                           -----------
COMPUTERS (NETWORKING)--1.4%
Eloquent, Inc.(b)..........................         7,000      235,375
Vixel Corp.(b).............................        33,000      990,000
                                                           -----------
                                                             1,225,375
                                                           -----------
CONSTRUCTION (CEMENT & AGGREGATES)--1.2%
Texas Industries, Inc......................        36,000    1,080,000

ELECTRICAL EQUIPMENT--7.5%
Amphenol Corp. Class A(b)..................        29,000    2,318,187
Black Box Corp.(b).........................        31,000    2,319,187
Littelfuse, Inc.(b)........................        70,000    2,091,250
                                                           -----------
                                                             6,728,624
                                                           -----------

ELECTRONICS (COMPONENT DISTRIBUTORS)--2.3%
Network Access Solutions Corp.(b)..........        68,000    2,074,000

ELECTRONICS (INSTRUMENTATION)--3.0%
Methode Electronics, Inc. Class A..........        46,000    2,673,750

ELECTRONICS (SEMICONDUCTORS)--2.1%
Dallas Semiconductor Corp..................        46,000    1,857,250

ENGINEERING & CONSTRUCTION--12.2%
Dycom Industries, Inc.(b)..................        94,500    4,725,000

                                                  SHARES      VALUE
                                                 --------  -----------
ENGINEERING & CONSTRUCTION--CONTINUED
MasTec, Inc.(b)............................        59,000  $ 3,399,875
Quanta Services, Inc.(b)...................        70,000    2,835,000
                                                           -----------
                                                            10,959,875
                                                           -----------

FINANCIAL (DIVERSIFIED)--0.8%
CompuCredit Corp.(b).......................        22,000      726,000

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.8%
Cell Pathways, Inc.(b).....................        16,000      752,000

HEALTH CARE (GENERIC AND OTHER)--2.2%
Dura Pharmaceuticals, Inc.(b)..............       145,000    2,011,875

HEALTH CARE (MANAGED CARE)--1.7%
Trigon Healthcare, Inc.(b).................        48,000    1,533,000

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--4.9%
Cooper Companies, Inc. (The)...............        73,000    2,002,937
Laser Vision Centers, Inc.(b)..............       230,000    2,386,250
                                                           -----------
                                                             4,389,187
                                                           -----------

HOMEBUILDING--1.6%
Horton (D.R.), Inc.........................        72,000      810,000
Lennar Corp................................        40,000      660,000
                                                           -----------
                                                             1,470,000
                                                           -----------

INSURANCE (PROPERTY-CASUALTY)--3.1%
Commerce Group, Inc. (The).................        30,000      896,250
Horace Mann Educators Corp.................        60,000      930,000
Radian Group, Inc..........................        22,500      780,469
Selective Insurance Group, Inc.............        14,000      216,125
                                                           -----------
                                                             2,822,844
                                                           -----------

LODGING-HOTELS--1.1%
Sun International Hotels Ltd.(b)...........        45,000      959,062

MACHINERY (DIVERSIFIED)--0.8%
Terex Corp.(b).............................        62,000      736,250

MANUFACTURING (DIVERSIFIED)--1.8%
Shaw Group, Inc. (The)(b)..................        66,100    1,619,450

OIL & GAS (DRILLING & EQUIPMENT)--8.0%
BJ Services Co.(b).........................        36,000    2,054,250
R&B Falcon Corp.(b)........................       115,000    1,775,312

2                      See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                  SHARES      VALUE
                                                 --------  -----------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
Santa Fe International Corp................        57,000  $ 1,635,188
Transocean Sedco Forex, Inc................        45,000    1,774,688
                                                           -----------
                                                             7,239,438
                                                           -----------
POWER PRODUCERS (INDEPENDENT)--3.1%
Calpine Corp.(b)...........................        30,000    2,745,000

REITS--2.1%
Health Care REIT, Inc......................        34,000      529,125
LaSalle Hotel Properties...................        85,000    1,062,500
RFS Hotel Investors, Inc...................        30,000      318,750
                                                           -----------
                                                             1,910,375
                                                           -----------
RESTAURANTS--0.5%
Lone Star Steakhouse & Saloon, Inc.(b).....        46,000      408,250
RETAIL (SPECIALTY)--1.4%
Claire's Stores, Inc.......................        37,000      645,188
Discount Auto Parts, Inc.(b)...............        55,000      598,125
                                                           -----------
                                                             1,243,313
                                                           -----------
RETAIL (SPECIALTY-APPAREL)--0.8%
Men's Wearhouse, Inc. (The)(b).............        30,000      696,563

SAVINGS & LOAN COMPANIES--0.8%
Bank United Corp. Class A..................        28,000      733,250
SERVICES (COMMERCIAL & CONSUMER)--3.2%
Crown Castle International Corp.(b)........        78,000    2,515,500
Wackenhut Corp. (The) Class A(b)...........        30,000      393,750
                                                           -----------
                                                             2,909,250
                                                           -----------

SERVICES (FACILITIES & ENVIRONMENTAL)--3.2%
Tetra Tech, Inc.(b)........................       115,000    2,882,188
SPECIALTY PRINTING--2.2%
Valassis Communications, Inc.(b)...........        73,000    2,021,188
----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $65,882,462)                               80,725,794
----------------------------------------------------------------------
FOREIGN COMMON STOCKS--3.1%

ELECTRIC COMPANIES--2.5%
Independent Energy Holdings PLC ADR (United
Kingdom)(b)................................        44,000    2,202,750

                                                  SHARES      VALUE
                                                 --------  -----------

INSURANCE (PROPERTY-CASUALTY)--0.6%
RenaissanceRe Holdings Ltd. (Bermuda)......        15,000  $   568,125
----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,374,497)                                 2,770,875
----------------------------------------------------------------------
UNIT INVESTMENT TRUSTS--2.4%
AMEX Basic Industries Select Sector
Depository Receipts........................        17,000      356,734
AMEX Financial Select Sector Depository
Receipts...................................        50,000    1,029,687
AMEX Industial Select Sector Depository
Receipts...................................        15,000      385,313
S&P 500 Depository Receipts................         2,900      397,753
----------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $2,468,716)                                 2,169,487
----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.1%
(IDENTIFIED COST $70,725,675)                               85,666,156
----------------------------------------------------------------------

                                      STANDARD    PAR
                                      & POOR'S   VALUE
                                       RATING    (000)
                                      ---------  ------
SHORT-TERM OBLIGATIONS--4.4%

COMMERCIAL PAPER--4.4%
Koch Industries, Inc. 5.80%,
3/1/00..............................    A-1+     $4,005    4,005,000
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,005,000)                               4,005,000
--------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $74,730,675)                              89,671,156(a)
Cash and receivables, less liabilities--0.5%                  412,296
                                                          -----------
NET ASSETS--100.0%                                        $90,083,452
                                                          ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,369,965 and gross depreciation of $5,632,158 for federal income tax purposes. At February 29, 2000, the aggregate cost of securities for federal income tax purposes was $75,933,349.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $74,730,675)                               $   89,671,156
Receivables
  Fund shares sold                                                 1,029,401
  Dividends and interest                                              18,025
Prepaid expenses                                                         451
                                                              --------------
    Total assets                                                  90,719,033
                                                              --------------
LIABILITIES
Payables
  Custodian                                                              611
  Investment securities purchased                                    284,246
  Fund shares repurchased                                            140,049
  Investment advisory fee                                             97,127
  Distribution fee                                                    34,157
  Transfer agent fee                                                  13,622
  Trustees' fee                                                        9,946
  Financial agent fee                                                  8,459
Accrued expenses                                                      47,364
                                                              --------------
    Total liabilities                                                635,581
                                                              --------------
NET ASSETS                                                    $   90,083,452
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   63,034,895
Undistributed net investment loss                                   (201,388)
Accumulated net realized gain                                     12,309,464
Net unrealized appreciation                                       14,940,481
                                                              --------------
NET ASSETS                                                    $   90,083,452
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $54,527,533)                 3,287,908
Net asset value per share                                             $16.58
Offering price per share $16.58/(1-4.75%)                             $17.41
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,148,379)                 1,112,820
Net asset value and offering price per share                          $16.31
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $17,407,540)                 1,067,498
Net asset value and offering price per share                          $16.31

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      235,463
Interest                                                              60,657
                                                              --------------
    Total investment income                                          296,120
                                                              --------------
EXPENSES
Investment advisory fee                                              266,561
Distribution fee, Class A                                             46,369
Distribution fee, Class B                                             61,579
Distribution fee, Class C                                             49,113
Financial agent fee                                                   44,351
Transfer agent                                                        45,793
Registration                                                          15,241
Printing                                                              14,769
Custodian                                                             10,490
Professional                                                           9,220
Trustees                                                               8,454
Miscellaneous                                                          3,028
                                                              --------------
    Total expenses                                                   574,968
    Less expenses borne by investment adviser                        (75,413)
    Custodian fees paid indirectly                                    (2,047)
                                                              --------------
    Net expenses                                                     497,508
                                                              --------------
NET INVESTMENT LOSS                                                 (201,388)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   15,735,029
Net change in unrealized appreciation (depreciation) on
  investments                                                     11,479,591
                                                              --------------
NET GAIN ON INVESTMENTS                                           27,214,620
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   27,013,232
                                                              ==============

4                      See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            2/29/00    Year Ended
                                          (Unaudited)    8/31/99
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $  (201,388) $   (52,755)
  Net realized gain (loss)                 15,735,029      192,893
  Net change in unrealized appreciation
    (depreciation)                         11,479,591   10,201,578
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              27,013,232   10,341,716
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A              (2,234,451)     (29,557)
  Net realized gains, Class B                (731,921)     (11,989)
  Net realized gains, Class C                (554,210)      (5,756)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (3,520,582)     (47,302)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (996,119
    and 1,080,990 shares, respectively)    13,952,566   11,142,835
  Net asset value of shares issued from
    reinvestment of distributions
    (146,700 and 2,728 shares,
    respectively)                           2,021,532       27,226
  Cost of shares repurchased (215,294
    and 513,966 shares, respectively)      (3,015,576)  (5,211,308)
                                          -----------  -----------
Total                                      12,958,522    5,958,753
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (265,611
    and 328,886 shares, respectively)       3,758,198    3,326,336
  Net asset value of shares issued from
    reinvestment of distributions
    (51,822 and 1,052 shares,
    respectively)                             703,223       10,468
  Cost of shares repurchased (47,260 and
    221,287 shares, respectively)            (632,963)  (2,235,715)
                                          -----------  -----------
Total                                       3,828,458    1,101,089
                                          -----------  -----------
CLASS C
  Proceeds from sales of shares (477,601
    and 338,260 shares, respectively)       6,706,021    3,417,996
  Net asset value of shares issued from
    reinvestment of distributions
    (38,106 and 397 shares,
    respectively)                             517,092        3,935
  Cost of shares repurchased (22,050 and
    108,144 shares, respectively)            (304,995)  (1,092,574)
                                          -----------  -----------
Total                                       6,918,118    2,329,357
                                          -----------  -----------
CLASS M
  Cost of shares repurchased (0 and
    10,849 shares, respectively)                   --      (95,668)
                                          -----------  -----------
Total                                              --      (95,668)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     23,705,098    9,293,531
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    47,197,748   19,587,945
NET ASSETS
  Beginning of period                      42,885,704   23,297,759
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($201,388) AND $0,
    RESPECTIVELY]                         $90,083,452  $42,885,704
                                          ===========  ===========

                       See Notes to Financial Statements                       5

Phoenix-Hollister Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                  --------------------------------------------
                                                  SIX MONTHS                          FROM
                                                     ENDED          YEAR            INCEPTION
                                                    2/29/00         ENDED          11/20/97 TO
                                                  (UNAUDITED)      8/31/99           8/31/98
Net asset value, beginning of period                $ 11.41        $  8.11           $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.03)          0.01             (0.01)
  Net realized and unrealized gain (loss)              6.01           3.31             (1.85)
                                                    -------        -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                 5.98           3.32             (1.86)
                                                    -------        -------           -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                   (0.81)         (0.02)               --
  In excess of net investment income                     --             --             (0.03)
                                                    -------        -------           -------
      TOTAL DISTRIBUTIONS                             (0.81)         (0.02)            (0.03)
                                                    -------        -------           -------
Change in net asset value                              5.17           3.30             (1.89)
                                                    -------        -------           -------
NET ASSET VALUE, END OF PERIOD                      $ 16.58        $ 11.41           $  8.11
                                                    =======        =======           =======
Total return(2)                                       53.89%(5)      40.90%           (18.64)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $54,528        $26,926           $14,519

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                1.40%(6)(7)     1.40%            1.40%(6)
  Net investment income (loss)                        (0.40)%(6)      0.15%            (0.14)%(6)
Portfolio turnover                                      106%(5)        203%              105%(5)

                                                                    CLASS B
                                                  --------------------------------------------
                                                  SIX MONTHS                          FROM
                                                     ENDED          YEAR            INCEPTION
                                                    2/29/00         ENDED          11/20/97 TO
                                                  (UNAUDITED)      8/31/99           8/31/98
Net asset value, beginning of period                $ 11.27        $  8.07           $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.08)         (0.06)            (0.08)
  Net realized and unrealized gain (loss)              5.93           3.28             (1.82)
                                                    -------        -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                 5.85           3.22             (1.90)
                                                    -------        -------           -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                   (0.81)         (0.02)               --
  In excess of net investment income                     --             --             (0.03)
                                                    -------        -------           -------
      TOTAL DISTRIBUTIONS                             (0.81)         (0.02)            (0.03)
                                                    -------        -------           -------
Change in net asset value                              5.04           3.20             (1.93)
                                                    -------        -------           -------
NET ASSET VALUE, END OF PERIOD                      $ 16.31        $ 11.27           $  8.07
                                                    =======        =======           =======
Total return(2)                                       53.40%(5)      39.86%           (19.07)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $18,148         $9,494            $5,922

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                2.15%(6)(7)     2.15%            2.15%(6)
  Net investment income (loss)                        (1.14)%(6)     (0.60)%           (1.01)%(6)
Portfolio turnover                                      106%(5)        203%              105%(5)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.66%, 1.87% and 3.12% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.41%, 2.62% and 3.87% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(5)  Not annualized.
(6)  Annualized.
(7) For the six months ended February 29, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

6                      See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                                  --------------------------------------------
                                                  SIX MONTHS                          FROM
                                                     ENDED          YEAR            INCEPTION
                                                    2/29/00         ENDED          11/20/97 TO
                                                  (UNAUDITED)      8/31/99           8/31/98
Net asset value, beginning of period                $ 11.27        $  8.07           $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.08)         (0.06)            (0.08)
  Net realized and unrealized gain (loss)              5.93           3.28             (1.82)
                                                    -------        -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                 5.85           3.22             (1.90)
                                                    -------        -------           -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                   (0.81)         (0.02)               --
  In excess of net investment income                     --             --             (0.03)
                                                    -------        -------           -------
      TOTAL DISTRIBUTIONS                             (0.81)         (0.02)            (0.03)
                                                    -------        -------           -------
Change in net asset value                              5.04           3.20             (1.93)
                                                    -------        -------           -------
NET ASSET VALUE, END OF PERIOD                      $ 16.31        $ 11.27           $  8.07
                                                    =======        =======           =======
Total return(2)                                       53.40%(4)      39.86%           (19.09)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $17,408         $6,465            $2,770

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                2.15%(5)(6)     2.15%            2.15%(5)
  Net investment income (loss)                        (1.16)%(5)     (0.60)%           (0.98)%(5)
Portfolio turnover                                      106%(4)        203%              105%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.41%, 2.62% and 3.87% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(4)  Not annualized.
(5)  Annualized.
(6) For the six months ended February 29, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                        INVESTMENTS AT FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                 SHARES      VALUE
                                                 -------  -----------
COMMON STOCKS--88.5%

AEROSPACE/DEFENSE--2.1%
General Dynamics Corp......................       33,000  $ 1,427,250
ALUMINUM--2.2%
Alcoa, Inc.................................       22,000    1,507,000

AUTO PARTS & EQUIPMENT--2.5%
Delphi Automotive Systems Corp.............      105,000    1,752,187
BANKS (MAJOR REGIONAL)--0.6%
Bank One Corp..............................       15,000      387,187

BANKS (MONEY CENTER)--5.6%
Chase Manhattan Corp. (The)................       35,000    2,786,875
Morgan (J.P.) & Co., Inc...................       10,000    1,110,000
                                                          -----------
                                                            3,896,875
                                                          -----------
BEVERAGES (ALCOHOLIC)--1.7%
Anheuser-Busch Cos., Inc...................       18,000    1,154,250

COMPUTERS (HARDWARE)--1.0%
International Business Machines Corp.......        6,500      663,000

COMPUTERS (SOFTWARE & SERVICES)--2.4%
Healtheon/WebMD Corp.(b)...................       30,000    1,659,375
ELECTRICAL EQUIPMENT--1.7%
Solectron Corp.(b).........................       18,000    1,179,000

ENGINEERING & CONSTRUCTION--10.7%
Dycom Industries, Inc.(b)..................       85,000    4,250,000
MasTec, Inc.(b)............................       55,000    3,169,375
                                                          -----------
                                                            7,419,375
                                                          -----------

FINANCIAL (DIVERSIFIED)--8.7%
Citigroup, Inc.............................       48,500    2,506,844
Fannie Mae.................................       28,000    1,484,000
Freddie Mac................................       15,000      626,250
SLM Holding Corp...........................       45,000    1,409,062
                                                          -----------
                                                            6,026,156
                                                          -----------

HEALTH CARE (GENERIC AND OTHER)--2.6%
Watson Pharmaceuticals, Inc.(b)............       45,000    1,800,000

                                                 SHARES      VALUE
                                                 -------  -----------

INSURANCE (MULTI-LINE)--5.0%
American International Group, Inc..........       26,000  $ 2,299,375
CIGNA Corp.................................       16,000    1,181,000
                                                          -----------
                                                            3,480,375
                                                          -----------

INVESTMENT BANKING/BROKERAGE--6.4%
Goldman Sachs Group, Inc. (The)............       30,000    2,775,000
Knight/Trimark Group, Inc.(b)..............       35,000    1,640,625
                                                          -----------
                                                            4,415,625
                                                          -----------

LEISURE TIME (PRODUCTS)--0.4%
Hotel Reservations Network, Inc.(b)........       10,000      260,313

MACHINERY (DIVERSIFIED)--2.7%
Caterpillar, Inc...........................       26,000      911,625
Ingersoll-Rand Co..........................       24,000      919,500
                                                          -----------
                                                            1,831,125
                                                          -----------

MANUFACTURING (DIVERSIFIED)--12.5%
Corning, Inc...............................       15,500    2,914,000
Honeywell International, Inc...............       49,000    2,358,125
Illinois Tool Works, Inc...................       23,000    1,188,813
Tyco International Ltd.....................       58,000    2,200,375
                                                          -----------
                                                            8,661,313
                                                          -----------

MANUFACTURING (SPECIALIZED)--2.1%
Diebold, Inc...............................       60,000    1,470,000

OFFICE EQUIPMENT & SUPPLIES--2.0%
Pitney Bowes, Inc..........................       28,000    1,386,000

OIL & GAS (DRILLING & EQUIPMENT)--2.7%
Baker Hughes, Inc..........................       72,000    1,863,000

PUBLISHING (NEWSPAPERS)--3.6%
Gannett Co., Inc...........................       19,000    1,238,563
Knight-Ridder, Inc.........................       27,000    1,265,625
                                                          -----------
                                                            2,504,188
                                                          -----------

SERVICES (DATA PROCESSING)--2.7%
First Data Corp............................       41,000    1,845,000

8                      See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                                 SHARES      VALUE
                                                 -------  -----------
TELECOMMUNICATIONS (LONG DISTANCE)--2.9%
AT&T Corp..................................       40,000  $ 1,977,500
TELEPHONE--3.7%
GTE Corp...................................       27,000    1,593,000
SBC Communications, Inc....................       25,000      950,000
                                                          -----------
                                                            2,543,000
                                                          -----------
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $56,647,382)                              61,109,094
---------------------------------------------------------------------
FOREIGN COMMON STOCKS--12.8%

COMMUNICATIONS EQUIPMENT--7.1%
Alcatel SA ADR (France)....................       63,000    2,976,750

Telefonaktiebolaget LM Ericsson Sponsored
ADR (Sweden)...............................       20,000    1,920,000
                                                          -----------
                                                            4,896,750
                                                          -----------
COMPUTERS (SOFTWARE & SERVICES)--4.0%
SAP AG Sponsored ADR (Germany)(b)..........       39,000    2,781,187

ELECTRONICS (SEMICONDUCTORS)--1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Taiwan)(b)..................       20,000    1,196,250
---------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,395,630)                                8,874,187
---------------------------------------------------------------------

                                                 SHARES      VALUE
                                                 -------  -----------
UNIT INVESTMENT TRUSTS--0.7%
Diamonds Trust, Series I...................        5,000  $   507,344
---------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $562,848)                                    507,344
---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--102.0%
(IDENTIFIED COST $62,605,860)                              70,490,625
---------------------------------------------------------------------

                                      STANDARD    PAR
                                      & POOR'S   VALUE
                                       RATING    (000)
                                      ---------  ------
SHORT-TERM OBLIGATIONS--0.6%

COMMERCIAL PAPER--0.6%
Koch Industries, Inc. 5.80%,
3/1/00..............................    A-1+      $385       385,000
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $385,000)                                   385,000
--------------------------------------------------------------------

TOTAL INVESTMENTS--102.6%
(IDENTIFIED COST $62,990,860)                              70,875,625(a)
Cash and receivables, less liabilities--(2.6%)             (1,807,310)
                                                          -----------
NET ASSETS--100.0%                                        $69,068,315
                                                          ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,042,318 and gross depreciation of $5,420,472 for federal income tax purposes. At February 29, 2000, the aggregate cost of securities for federal income tax purposes was $63,253,779.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $62,990,860)                               $   70,875,625
Cash                                                                   3,208
Receivables
  Investment securities sold                                       1,164,446
  Fund shares sold                                                   105,605
  Dividends and interest                                              49,587
Prepaid expenses                                                         500
                                                              --------------
    Total assets                                                  72,198,971
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          1,545,094
  Investment securities purchased                                  1,372,232
  Investment advisory fee                                            101,417
  Distribution fee                                                    36,336
  Transfer agent fee                                                  13,039
  Trustees' fee                                                        9,946
  Financial agent fee                                                  8,066
Accrued expenses                                                      44,526
                                                              --------------
    Total liabilities                                              3,130,656
                                                              --------------
NET ASSETS                                                    $   69,068,315
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   57,856,580
Undistributed net investment loss                                   (124,866)
Accumulated net realized gain                                      3,451,836
Net unrealized appreciation                                        7,884,765
                                                              --------------
NET ASSETS                                                    $   69,068,315
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $31,665,716)          2,311,440
Net asset value per share                                             $13.70
Offering price per share $13.70/(1-4.75%)                             $14.38
CLASS B
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $26,811,545)          1,983,872
Net asset value and offering price per share                          $13.51
CLASS C
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $10,591,054)            783,169
Net asset value and offering price per share                          $13.52

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      333,087
Interest                                                              53,489
Foreign taxes withheld                                                  (503)
                                                              --------------
    Total investment income                                          386,073
                                                              --------------
EXPENSES
Investment advisory fee                                              231,971
Distribution fee, Class A                                             36,056
Distribution fee, Class B                                            130,753
Distribution fee, Class C                                             34,318
Financial agent fee                                                   45,810
Transfer agent                                                        33,466
Registration                                                          14,849
Professional                                                          12,451
Printing                                                              11,386
Trustees                                                               8,454
Custodian                                                              7,333
Miscellaneous                                                          2,904
                                                              --------------
    Total expenses                                                   569,751
    Less expenses borne by investment adviser                        (58,812)
                                                              --------------
    Net expenses                                                     510,939
                                                              --------------
NET INVESTMENT LOSS                                                 (124,866)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    3,944,631
Net change in unrealized appreciation (depreciation) on
  investments                                                      3,790,080
                                                              --------------
NET GAIN ON INVESTMENTS                                            7,734,711
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    7,609,845
                                                              ==============

10                     See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            2/29/00    Year Ended
                                          (Unaudited)    8/31/99
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $  (124,866) $   (68,591)
  Net realized gain (loss)                  3,944,631       87,678
  Net change in unrealized appreciation
    (depreciation)                          3,790,080    8,940,662
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               7,609,845    8,959,749
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                   --      (61,486)
  Net investment income, Class B                   --       (2,136)
  Net investment income, Class C                   --         (982)
  In excess of net investment income,
    Class A                                        --      (49,116)
  In excess of net investment income,
    Class B                                        --       (1,706)
  In excess of net investment income,
    Class C                                        --         (784)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  --     (116,210)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (258,115
    and 511,993 shares, respectively)       3,371,932    6,168,646
  Net asset value of shares issued from
    reinvestment of distributions (0 and
    9,487 shares, respectively)                    --      110,073
  Cost of shares repurchased (173,413
    and 504,840 shares, respectively)      (2,253,021)  (6,064,609)
                                          -----------  -----------
Total                                       1,118,911      214,110
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (67,755
    and 1,603,387 shares, respectively)       869,748   20,006,209
  Net asset value of shares issued from
    reinvestment of distributions (0 and
    298 shares, respectively)                      --        3,446
  Cost of shares repurchased (143,827
    and 138,841 shares, respectively)      (1,922,180)  (1,652,638)
                                          -----------  -----------
Total                                      (1,052,432)  18,357,017
                                          -----------  -----------
CLASS C
  Proceeds from sales of shares (562,246
    and 87,709 shares, respectively)        7,093,874      985,203
  Net asset value of shares issued from
    reinvestment of distributions (0 and
    122 shares, respectively)                      --        1,405
  Cost of shares repurchased (37,985 and
    54,302 shares, respectively)             (493,123)    (656,192)
                                          -----------  -----------
Total                                       6,600,751      330,416
                                          -----------  -----------
CLASS M
  Cost of shares repurchased (0 and
    10,024 shares, respectively)                   --     (105,146)
                                          -----------  -----------
Total                                              --     (105,146)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      6,667,230   18,796,397
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    14,277,075   27,639,936
NET ASSETS
  Beginning of period                      54,791,240   27,151,304
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($124,866) AND $0, RESPECTIVELY]      $69,068,315  $54,791,240
                                          ===========  ===========

                       See Notes to Financial Statements                      11

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                                    --------------------------------------------
                                                    SIX MONTHS                           FROM
                                                       ENDED            YEAR          INCEPTION
                                                      2/29/00           ENDED         11/5/97 TO
                                                    (UNAUDITED)        8/31/99         8/31/98
Net asset value, beginning of period                  $ 12.11          $  8.94         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                        0.00             0.02            0.03
  Net realized and unrealized gain (loss)                1.59             3.20           (1.07)
                                                      -------          -------         -------
      TOTAL FROM INVESTMENT OPERATIONS                   1.59             3.22           (1.04)
                                                      -------          -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income                     --            (0.03)          (0.01)
  In excess of net investment income                       --            (0.02)          (0.01)
                                                      -------          -------         -------
      TOTAL DISTRIBUTIONS                                  --            (0.05)          (0.02)
                                                      -------          -------         -------
Change in net asset value                                1.59             3.17           (1.06)
                                                      -------          -------         -------
NET ASSET VALUE, END OF PERIOD                        $ 13.70          $ 12.11         $  8.94
                                                      =======          =======         =======
Total return(2)                                         13.13%(5)        35.89%         (10.28)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $31,666          $26,974         $19,766

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                  1.25%(6)         1.25%           1.25%(6)
  Net investment income (loss)                           0.00%(6)         0.14%           0.31%(6)
Portfolio turnover                                         96%(5)          192%             59%(5)

                                                                      CLASS B
                                                    --------------------------------------------
                                                    SIX MONTHS                           FROM
                                                       ENDED            YEAR          INCEPTION
                                                      2/29/00           ENDED         11/5/97 TO
                                                    (UNAUDITED)        8/31/99         8/31/98
Net asset value, beginning of period                  $ 12.00          $  8.89         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                       (0.05)           (0.07)          (0.04)
  Net realized and unrealized gain (loss)                1.56             3.19           (1.05)
                                                      -------          -------         -------
      TOTAL FROM INVESTMENT OPERATIONS                   1.51             3.12           (1.09)
                                                      -------          -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income                     --            (0.01)          (0.01)
  In excess of net investment income                       --               --           (0.01)
                                                      -------          -------         -------
      TOTAL DISTRIBUTIONS                                  --            (0.01)          (0.02)
                                                      -------          -------         -------
Change in net asset value                                1.51             3.11           (1.11)
                                                      -------          -------         -------
NET ASSET VALUE, END OF PERIOD                        $ 13.51          $ 12.00         $  8.89
                                                      =======          =======         =======
Total return(2)                                         12.67%(5)        35.05%         (10.92)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $26,812          $24,709          $5,291

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                  2.00%(6)         2.00%           2.00%(6)
  Net investment income (loss)                          (0.75)%(6)       (0.62)%         (0.45)%(6)
Portfolio turnover                                         96%(5)          192%             59%(5)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.44%, 1.57% and 2.96% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.19%, 2.32% and 3.71% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(5)  Not annualized.
(6)  Annualized.

12
                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS C
                                                    --------------------------------------------
                                                    SIX MONTHS                           FROM
                                                       ENDED            YEAR          INCEPTION
                                                      2/29/00           ENDED         11/5/97 TO
                                                    (UNAUDITED)        8/31/99         8/31/98
Net asset value, beginning of period                  $ 12.00          $  8.89         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                       (0.05)           (0.07)          (0.04)
  Net realized and unrealized gain (loss)                1.57             3.19           (1.05)
                                                      -------          -------         -------
      TOTAL FROM INVESTMENT OPERATIONS                   1.52             3.12           (1.09)
                                                      -------          -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income                     --            (0.01)          (0.01)
  In excess of net investment income                       --               --           (0.01)
                                                      -------          -------         -------
      TOTAL DISTRIBUTIONS                                  --            (0.01)          (0.02)
                                                      -------          -------         -------
Change in net asset value                                1.52             3.11           (1.11)
                                                      -------          -------         -------
NET ASSET VALUE, END OF PERIOD                        $ 13.52          $ 12.00         $  8.89
                                                      =======          =======         =======
Total return(2)                                         12.67%(4)        34.91%         (10.86)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $10,591           $3,108          $2,005

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                  2.00%(5)         2.00%           2.00%(5)
  Net investment income (loss)                          (0.76)%(5)       (0.60)%         (0.45)%(5)
Portfolio turnover                                         96%(4)          192%             59%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.18%, 2.32% and 3.71% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(4)  Not annualized.
(5)  Annualized.

                       See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Investment Trust 97 (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

  Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with the front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (UNAUDITED) (CONTINUED)

directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                          1st $1    $1-2      $2+
Fund                                      Billion  Billion  Billion
----                                      -------  -------  -------
Small Cap Value Fund....................   0.90%    0.85%    0.80%
Value Equity Fund.......................   0.75%    0.70%    0.65%

  The Adviser has voluntarily agreed to assume total operating expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 2000, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                          Class A  Class B  Class C
                                          Shares   Shares   Shares
                                          -------  -------  -------
Small Cap Value Fund....................   1.40%    2.15%    2.15%
Value Equity Fund.......................   1.25%    2.00%    2.00%

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $10,807 for Class A shares, and deferred sales charges of $16,392 for Class B shares and $952 for Class C shares for the six months ended February 29, 2000. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended February 29, 2000, $266,759 was retained by the Distributor, $86,721 was paid to unaffiliated participants, and $4,708 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of each Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 29, 2000, transfer agent fees were $79,259 of which PEPCO retained $9,832 which is net of the fees paid to State Street.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (UNAUDITED) (CONTINUED)

  At February 29, 2000, PHL and its affiliates held shares of the Trust which aggregated the following:

                                                      Aggregate Net
                                            Shares     Asset Value
                                          ----------  -------------
Small Cap Value Fund, Class A...........    500,108    $ 8,291,791
Value Equity Fund, Class A..............  1,161,425     15,911,523
Value Equity Fund, Class B..............  1,271,006     17,171,291

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended February 29, 2000 (excluding U.S. Government and agency securities, and short-term securities) aggregated the following:

                                           Purchases      Sales
                                          -----------  -----------
Small Cap Value Fund....................  $78,765,349  $61,984,032
Value Equity Fund.......................   70,012,018   57,791,960

  There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 29, 2000.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  At August 31, 1999, the Value Equity Fund had a capital loss carryover of $403,905, expiring in 2007, which may be used to offset future capital gains.

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 1999, the Small Cap Value Fund deferred capital losses of $1,016,461 and the Value Equity Fund utilized capital losses deferred in the prior year in the amount of $678,812.

  This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Christian C. Bertelsen, Vice President
William R. Moyer, Vice President
Michael A. Kearney, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary
Nancy J. Engberg, Assistant Clerk
  and Assistant Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200

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